Taxes on Income (Details) - Schedule of deferred tax assets and liabilities - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating loss carry forward	$ 25,137	$ 26,348
Temporary differences mainly relating to Research and Development	1,376	2,285
Deferred tax asset before valuation allowance	26,513	28,633
Valuation allowance	(26,513)	(28,633)
Deferred tax asset, net